SENIOR NOTES - Schedule of Interest Expense Incurred with Senior Notes (Details) - Senior Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest expense	$ 86	$ 86	$ 86
4.868% Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate (in percent)	4.868%
Interest expense	$ 19	19	19
3.5% Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate (in percent)	3.50%
Interest expense	$ 35	35	35
3.125% Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate (in percent)	3.125%
Interest expense	$ 32	$ 32	$ 32